Share-Based Payments - Other Share Based Payment Plan (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding (in shares)	6,821	6,451
Liabilities accrued	$ 235	$ 308
Compensation expense	549,000	346,000
Sun Share Units and Deferred Share Units (DSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	205,000	87,000
Income tax expense (benefit)	$ (53,000)	$ (21,000)
Sun Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding (in shares)	5,967	5,521
Liabilities accrued	$ 200	$ 257
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding (in shares)	854	930
Liabilities accrued	$ 35	$ 51